Repair and Denial Reserve	9 Months Ended
Sep. 30, 2016
Repair and Denial Reserve.
Repair and Denial Reserve

Note 15 – Repair and Denial Reserve

The repair and denial reserve represents the potential liability to the SBA in the event that we are required to make whole the SBA for reimbursement of the guaranteed portion of SBA loans sold to third parties. As of September 30, 2016, assumptions used in calculating the reserve include a frequency of an estimated repair and denial event upon default of 4.32%, as well as an estimated severity of the repair and denial ranging from 26.5% to 64.1% of the guaranteed balance.  As of December 31, 2015, assumptions used in calculating the reserve include a frequency of an estimated repair and denial event upon default of 4.26%, as well as an estimated severity of the repair and denial ranging from 24.6% to 62.2% of the guaranteed balance.

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
(In Thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Beginning balance	$6,506	$15,193	$8,071	$18,191
Increase/(Release) of repair and denial reserve(a)	343	(2,229)	(1,222)	(5,227)
Ending balance	$6,849	$12,964	$6,849	$12,964

(a)The increase and release of the repair and denial reserve is located in Other income on the consolidated statements of income